UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2004

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-293


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            August 4, 2004

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      50

 Form 13F Information Table Value Total:      $      504,988
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

   WILLIAMS COMPANIES,      COM      969457100  2,380     200,000  SH       SOLE           200,000
 AGL RESOURCES INC.         COM      001204106  7,262     250,000  SH       SOLE           250,000
 AIR PRODUCTS & CHEMICA     COM      009158106  6,556     125,000  SH       SOLE           125,000
 ALBEMARLE CORP.            COM      012653101  1,533      48,450  SH       SOLE           48,450
 AMERADA HESS CORP          COM      023551104  9,899     125,000  SH       SOLE           125,000
 APACHE CORP.               COM      037411105  8,274     190,000  SH       SOLE           190,000
 AQUA AMERICA, INC.         COM      03836W103  6,466     322,500  SH       SOLE           322,500
 ARCH COAL INC.             COM      039380100  9,148     250,000  SH       SOLE           250,000
 BAKER HUGHES, INC..        COM      057224107  4,894     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  16,961    370,000  SH       SOLE           370,000
 BOISE CASCADE ACES 7.5    PFD CV    097383855  2,690      51,000  SH       SOLE           51,000
 BOISE CASCADE CORP.        COM      097383103  7,716     205,000  SH       SOLE           205,000
 BP P.L.C.              SPONSORED ADR055622104  32,142    600,000  SH       SOLE           600,000
 BURLINGTON RESOURCES I     COM      122014103  9,653     266,800  SH       SOLE           266,800
 CHEVRONTEXACO CORP.        COM      166764100  25,410    270,000  SH       SOLE           270,000
 CONOCOPHILLIPS             COM      20825C104  22,887    300,000  SH       SOLE           300,000
 DEVON ENERGY CORP.         COM      25179M103  13,116    198,720  SH       SOLE           198,720
 DUKE ENERGY CORP.          COM      264399106  4,416     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  7,774     175,000  SH       SOLE           175,000
 ENERGEN CORP.              COM      29265N108  9,598     200,000  SH       SOLE           200,000
 EOG RESOURCES INC.         COM      26875P101  11,942    200,000  SH       SOLE           200,000
 EQUITABLE RESOURCES IN     COM      294549100  12,927    250,000  SH       SOLE           250,000
 EXXON MOBIL CORP.          COM      30231G102  46,630   1,050,000 SH       SOLE          1,050,000
 GENERAL ELECTRIC CO.       COM      369604103  14,736    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM      G3930E101  5,300     200,000  SH       SOLE           200,000
 GRANT PRIDECO INC          COM      38821G101  5,686     308,000  SH       SOLE           308,000
 INGERSOLL-RAND CO. LTD     CL A     G4776G101  5,219      76,400  SH       SOLE           76,400
 KERR-MCGEE CORP.           COM      492386107  9,526     177,153  SH       SOLE           177,153
 KEYSPAN CORP.              COM      49337W100  8,074     220,000  SH       SOLE           220,000
 MDU RESOURCES GROUP, I     COM      552690109  7,209     300,000  SH       SOLE           300,000
 MURPHY OIL CORP.           COM      626717102  4,791      65,000  SH       SOLE           65,000
 NABORS INDUSTRIES, LTD     COM      G6359F103  5,652     125,000  SH       SOLE           125,000
 NATIONAL FUEL GAS CO.      COM      636180101  5,000     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  11,538    277,500  SH       SOLE           277,500
 NOBLE CORP                 COM      G65422100  5,115     135,000  SH       SOLE           135,000
 NOBLE ENERGY INC.          COM      655044105  7,191     141,000  SH       SOLE           141,000
 OCCIDENTAL PETROLEUM C     COM      674599105  9,682     200,000  SH       SOLE           200,000
 PIONEER NATURAL RESOUR     COM      723787107  11,085    316,000  SH       SOLE           316,000
 QUESTAR CORP               COM      748356102  7,728     200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  8,316     200,000  SH       SOLE           200,000
 ROYAL DUTCH PETROLEUM, Y REG EUR .56780257804  20,668    400,000  SH       SOLE           400,000
 SCHLUMBERGER LTD           COM      806857108  17,783    280,000  SH       SOLE           280,000
 SHELL TRANSPORT & TRAD DR NY SHS NEW822703609  6,034     135,000  SH       SOLE           135,000
 SMURFIT-STONE CONTAINE     COM      832727101  5,559     278,668  SH       SOLE           278,668
 TEMPLE-INLAND, INC.        COM      879868107  7,271     105,000  SH       SOLE           105,000
 TOTAL S.A.             SPONSORED ADR89151E109  13,451    140,000  SH       SOLE           140,000
 UNOCAL CAPITAL TRUST      PFD CV    91528T207  3,777      72,540  SH       SOLE           72,540
 WEATHERFORD INT'L. LTD     COM      G95089101  9,221     205,000  SH       SOLE           205,000
 WILLIAMS FELINE PACS D    PFD CV    969457886  1,654     120,000  SH       SOLE           120,000
 XTO ENERGY                 COM      98385X106  7,447     250,000  SH       SOLE           250,000
                                                504,988